Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment
Property, Plant and Equipment

4.           Property, Plant and Equipment

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2022	2023
	HK$	HK$

Property, plant and equipment:
Motor vehicles	1,814	1,814
Computer equipment	—	7
	1,814	1,821

Accumulated depreciation	(1,814)	(1,814)
Property, plant and equipment, net	—	7

Depreciation of property, plant and equipment from operating activities were HK$60, HK$Nil and HK$Nil during the years ended December 31, 2021, 2022 and 2023, respectively.